Pension Plans and Other Benefit Plans - Defined Contribution Plans - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Post-employment benefit expense, defined contribution plans	€ 14	€ 13
Savings plan and profit-sharing plan, percentage of contributions matched by entity up to the first threshold level	100.00%
Savings plan and profit-sharing plan, first threshold level for employee contributions to plan	4.00%
Savings plan and profit-sharing plan, percentage of contributions matched by entity on employee contributions between first and second thresholds	50.00%
Savings plan and profit-sharing plan, difference between first and second threshold level	2.00%
Savings plan and profit-sharing plan, cost of matching contributions	€ 36	34
Spain
Pension plans
Post-employment benefit expense, defined contribution plans	€ 1	€ 1